Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 824.0	$ 724.0	$ 2,305.0	$ 2,046.0
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	37.0	29.0	84.0	77.0
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	317.0	270.0	933.0	668.0
External Customers
Disaggregation of Revenue [Line Items]
Revenue	576.0	533.0	1,755.0	1,526.0
Related Parties
Disaggregation of Revenue [Line Items]
Revenue	248.0	191.0	550.0	520.0
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	354.0	299.0	1,017.0	745.0
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	211.0	159.0	685.0	401.0
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	143.0	140.0	332.0	344.0
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	470.0	425.0	1,288.0	1,301.0
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	365.0	374.0	1,070.0	1,125.0
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	$ 105.0	$ 51.0	$ 218.0	$ 176.0